Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued expenses and reserves	$ 40,105	$ 33,778
Operating lease liabilities	13,973	15,401
Share-based compensation	2,000	2,215
Net operating loss carryforwards	465	6,587
Capitalized research and development expenditures	65,528	37,180
Other	8,442	7,463
Gross deferred tax assets	130,513	102,624
Valuation allowance	(7,358)	(7,903)
Total deferred tax assets, net of valuation allowance	123,155	94,721
Deferred tax liabilities:
Goodwill and intangible assets	(126,063)	(128,713)
Property and equipment, net	(1,848)	(3,887)
Derivative financial instruments	0	(4,367)
Right-of-use assets	(11,732)	(12,439)
Total deferred tax liabilities	(139,643)	(149,406)
Net deferred tax liabilities	$ (16,488)	$ (54,685)